Regulation A Subscription (Details Narrative) (10 Q) - USD ($)	6 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Proceeds from offering	$ 14,415,858
Due from deal maker	786,623
Subscription fee	236,047
Deal Maker [Member]
Due from deal maker	$ 749,468